Sep. 25, 2026
VALUE LINE CAPITAL APPRECIATION FUND INC
Investment objective
The Fund seeks capital appreciation and income consistent with its asset allocation. The Fund allocates its assets amongst equity securities, fixed income securities and money market instruments.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Institutional Class shares of the Fund, which are not reflected in the tables or the Example below. Please contact your financial intermediary about whether such a commission may apply to your transaction.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Institutional Class
Management Fees	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.18%	0.22%
Total Annual Fund Operating Expenses	1.08%	0.87%
Fee Waiver and Expense Reimbursement	0.00%	–0.04%(1)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.08%	0.83%

(1)
EULAV Asset Management (the “Adviser”) has agreed to pay or reimburse certain class-specific fees and expenses incurred by the Institutional Class so that the Institutional Class bears its class-specific fees and expenses at the same percentage of its average daily net assets as the Investor Class’s class-specific fees and expenses (excluding 12b-1 fees and any extraordinary expenses incurred in different amounts by the classes) (the “Expense Limitation”). The Adviser may subsequently recover from assets attributable to the Institutional Class the reimbursed expenses and/or waived fees (within 3 years from the month in which the waiver/reimbursement occurred) to the extent that the Institutional Class’s expense ratio is less than the Expense Limitation or, if lower, the expense limitation in effect when the waiver/reimbursement occurred. The Expense Limitation can be terminated only with the agreement of the Fund’s Board.

Example
The example that follows is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the Expense Limitation is never terminated by the Fund’s Board.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$110	$343	$595	$1,317
Institutional Class	$85	$274	$478	$1,069

	1 year	3 years	5 years	10 years
Investor Class	$110	$343	$595	$1,317
Institutional Class	$85	$274	$478	$1,069

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal investment strategies of the Fund
To achieve the Fund’s investment objective, the Adviser invests not less than 50% of the Fund’s net assets in common or preferred stocks or securities convertible into common stock which may or may not pay dividends. The balance of the Fund’s net assets are primarily invested in U.S. government securities, investment grade debt securities rated at the time of purchase by Standard & Poor’s Financial Services, LLC from the highest (AAA) to medium (BBB) quality, or by Moody’s Investor Services, Inc. from the highest (Aaa) to Medium (Baa), other fixed income securities or cash equivalents. The Fund may also gain some of its exposure to debt securities through investment in exchange-traded funds (“ETFs”) and other investment companies investing in debt instruments. The Fund is actively managed by the Adviser, which seeks to purchase companies that generally have strong market positions in growing industries that may enable those companies to increase future sales and earnings at an above-average pace in the coming years. There are no set limitations on the sector weightings of the Fund’s investments, and the Fund may invest in companies of any market capitalization. During the investment selection process, the Adviser performs fundamental and quantitative analysis on each company and utilizes the rankings of companies by the Value Line Timeliness™ Ranking System or the Value Line Performance™ Ranking System (the “Ranking Systems”) to assist in selecting securities for purchase or sale. The Ranking Systems are proprietary quantitative systems that compare an estimate of the probable market performance of each stock within a universe during the next six to twelve months to that of all stocks within that universe and ranks stocks on a scale of 1 (highest) to 5 (lowest). The universe consists of approximately 1,700 stocks of large-, mid- and small-market capitalization companies for the Value Line Timeliness Ranking System and approximately 1,700 stocks of smaller and mid-sized capitalization companies for the Value Line Performance Ranking System.
The Adviser may sell securities for a variety of reasons, including when a company’s business fundamentals deteriorate or a company’s valuation has become less attractive in relationship to the company’s future growth prospects. Other reasons include to secure gains, limit losses or redeploy assets into more promising investment opportunities.
The Adviser has discretion, including whether and which ranked stocks to include within the Fund’s portfolio, whether and when to buy or sell stocks based upon changes in their rankings, and the frequency and timing of rebalancing the Fund’s portfolio.
The Adviser will determine the percentage of the Fund’s assets invested in each stock based on the stock’s relative attractiveness taking into account the potential risk and reward of each investment.
Incidental to its primary investment strategy, the Adviser may seek to hedge the Fund’s interest rate exposure, or to profit from anticipated movements in interest rates, by investing in futures contracts on U.S. government securities (such as interest rate futures on government bonds issued by the U.S.). The Adviser is not registered with the Commodity Futures Trading Commission as a commodity trading advisor or commodity pool operator and limits the aggregate amount of the Fund’s investments in commodity interests (such as futures contracts) to comply with an exemption from such registration.

Fund performance
The bar chart and table that follow can help you evaluate the potential risks of investing in the Fund. The bar chart shows how returns for the Fund’s Investor Class shares have varied over the past ten calendar years. The table compares the performance of the Investor Class and Institutional Class shares to the performance of a broad-based regulatory index (the S&P 500® Index), and a secondary custom index comprised of the returns of the S&P 500® Index (weighted 60%) and the Bloomberg US Aggregate Bond Index (weighted 40%). The Bloomberg US Aggregate Bond Index measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Total Returns of Investor Class (before taxes) as of 12/31 each year (%)

Best Quarter:	Q2 2020	+31.59%
Worst Quarter:	Q2 2022	–22.15%

Average Annual Total Returns for Periods Ended December 31, 2025
After-tax returns included in the table that follows are shown for Investor Class shares only and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns for Institutional Class shares will vary from those of Investor Class shares shown in the table. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

	1 year	5 years	10 years
Investor Class
Return before taxes	20.87%	8.10%	11.86%
Return after taxes on distributions	18.97%	6.65%	10.18%
Return after taxes on distributions and sale of Fund shares	13.27%	5.99%	9.24%
Institutional Class
Return before taxes	21.07%	8.36%	12.14%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)(1)	13.70%	8.47%	9.78%

(1)
This secondary custom index is composed of a 60% weighting in the S&P 500® Index and a 40% weighting in the Bloomberg US Aggregate Bond Index, calculated on a total return basis with dividends reinvested.